Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 875,000
Previously Paid Amount	0.00
Total Fee Amount	120.84
Total Offset Amount	0.00
Net Fee	120.84
Narrative - Max Aggregate Offering Price	$ 875,000
Final Prospectus	true